Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 17 – INCOME TAX

The Company conducts its major businesses in Spain and is subject to tax in this jurisdiction. During the years ended December 31, 2023, 2022 and 2021, all taxable income of the Company is generated in Spain.

During 2023, 2022 and 2021, the general tax rate to which the company is subject is 25%.

The below table summarizes the computation of income tax expense for the year ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Net income (loss) before taxes	€(3,130,635)	€1,395,092	348,222
Add: permanent differences	886,178	59,930	10,660
Add (less): temporary differences	(68,819)	1,321	54,334
Less: cancellation of negative tax base	-	-	(9,713)
Taxable income (loss)	(2,313,276)	1,456,343	403,503
Tax rate at 25%	(93,022)	364,086	100,876
Less: R&D deduction	-	-	(19,876)
Add (less): deferred income tax expenses (recovery)	(1,023,789)	2,428	-
Income tax expense (recovery)	€(1,116,847)	€366,514	81,000

The following table provides a reconciliation between the statutory rate and the effective income tax rate, expressed as a percentage of income before income taxes:

	Year Ended December 31,
	2023	2022	2021
Tax at the statutory rate	25.0%	25.0%	25.0%
Penalties	0.0%	1.1%	0.8%
Cancellation of negative tax basis	0.0%	0.0%	(0.7)%
Temporary differences	0.5%	0.0%	3.9%
Tax Credit	0.0%	0.0%	(5.7)%
Effective tax rate	25.6%	26.1%	23.3%